Financial Risks - Maturity Analysis (Details) - SEK (kr) kr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Risks
Non-current lease liabilities	kr 27,088	kr 15,792
Other non-current liabilities	16,381	4,350
Other current liabilities	19,786	22,697
Less than 6 months
Financial Risks
Accounts payable	100,564	160,404
Other current liabilities	11,649	13,288
Accrued expenses	255,200	121,865
6 - 12 months
Financial Risks
Other current liabilities	8,138	9,409
Accrued expenses	25,427	14,581
2-5 years
Financial Risks
Contingent consideration	56,561	75,880
Non-current interest-bearing liabilities	939,508	713,030
Non-current lease liabilities	27,088	15,792
Other non-current liabilities	kr 16,381	kr 4,350